Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2018-H4
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-H4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 310-9821
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61691RAA4	3.323000%	19,100,000.00	11,474,953.10	291,639.80	31,776.06	0.00	0.00	323,415.86	11,183,313.30	30.30%	30.00%
A-2	61691RAB2	4.179000%	32,900,000.00	32,900,000.00	0.00	114,574.25	0.00	0.00	114,574.25	32,900,000.00	30.30%	30.00%
A-SB	61691RAC0	4.247000%	32,600,000.00	32,600,000.00	0.00	115,376.83	0.00	0.00	115,376.83	32,600,000.00	30.30%	30.00%
A-3	61691RAD8	4.043000%	120,000,000.00	120,000,000.00	0.00	404,300.00	0.00	0.00	404,300.00	120,000,000.00	30.30%	30.00%
A-4	61691RAE6	4.310000%	353,164,000.00	353,164,000.00	0.00	1,268,447.37	0.00	0.00	1,268,447.37	353,164,000.00	30.30%	30.00%
A-S	61691RAH9	4.621000%	64,740,000.00	64,740,000.00	0.00	249,302.95	0.00	0.00	249,302.95	64,740,000.00	22.09%	21.88%
B	61691RAJ5	4.923000%	37,849,000.00	37,849,000.00	0.00	155,275.52	0.00	0.00	155,275.52	37,849,000.00	17.30%	17.13%
C	61691RAK2	5.074506%	35,856,000.00	35,856,000.00	0.00	151,626.23	0.00	0.00	151,626.23	35,856,000.00	12.75%	12.63%
D	61691RAL0	3.000000%	26,000,000.00	26,000,000.00	0.00	65,000.00	0.00	0.00	65,000.00	26,000,000.00	9.46%	9.36%
E-RR	61691RAP1	5.074506%	15,832,000.00	15,832,000.00	0.00	66,949.64	0.00	0.00	66,949.64	15,832,000.00	7.45%	7.38%
F-RR	61691RAR7	5.074506%	20,916,000.00	20,916,000.00	0.00	88,448.63	0.00	0.00	88,448.63	20,916,000.00	4.80%	4.75%
G-RR	61691RAT3	5.074506%	7,968,000.00	7,968,000.00	0.00	33,694.72	0.00	0.00	33,694.72	7,968,000.00	3.79%	3.75%
H-RR*	61691RAV8	5.074506%	29,881,045.00	29,881,045.00	0.00	103,349.63	0.00	0.00	103,349.63	29,881,045.00	0.00%	0.00%
V	61691RAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691RAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			796,806,045.00	789,180,998.10	291,639.80	2,848,121.83	0.00	0.00	3,139,761.63	788,889,358.30

Notional Certificates
X-A	61691RAF3	0.854900%	557,764,000.00	550,138,953.10	0.00	391,928.16	0.00	0.00	391,928.16	549,847,313.30
X-B	61691RAG1	0.342086%	102,589,000.00	102,589,000.00	0.00	29,245.24	0.00	0.00	29,245.24	102,589,000.00
X-D	61691RBA3	2.074506%	26,000,000.00	26,000,000.00	0.00	44,947.62	0.00	0.00	44,947.62	26,000,000.00
Notional SubTotal			686,353,000.00	678,727,953.10	0.00	466,121.02	0.00	0.00	466,121.02	678,436,313.30

Deal Distribution Total					291,639.80	3,314,242.85	0.00	0.00	3,605,882.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691RAA4	600.78288482	15.26909948	1.66366806	0.00000000	0.00000000	0.00000000	0.00000000	16.93276754	585.51378534
A-2	61691RAB2	1,000.00000000	0.00000000	3.48250000	0.00000000	0.00000000	0.00000000	0.00000000	3.48250000	1,000.00000000
A-SB	61691RAC0	1,000.00000000	0.00000000	3.53916656	0.00000000	0.00000000	0.00000000	0.00000000	3.53916656	1,000.00000000
A-3	61691RAD8	1,000.00000000	0.00000000	3.36916667	0.00000000	0.00000000	0.00000000	0.00000000	3.36916667	1,000.00000000
A-4	61691RAE6	1,000.00000000	0.00000000	3.59166668	0.00000000	0.00000000	0.00000000	0.00000000	3.59166668	1,000.00000000
A-S	61691RAH9	1,000.00000000	0.00000000	3.85083333	0.00000000	0.00000000	0.00000000	0.00000000	3.85083333	1,000.00000000
B	61691RAJ5	1,000.00000000	0.00000000	4.10249993	0.00000000	0.00000000	0.00000000	0.00000000	4.10249993	1,000.00000000
C	61691RAK2	1,000.00000000	0.00000000	4.22875474	0.00000000	0.00000000	0.00000000	0.00000000	4.22875474	1,000.00000000
D	61691RAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61691RAP1	1,000.00000000	0.00000000	4.22875442	0.00000000	0.00000000	0.00000000	0.00000000	4.22875442	1,000.00000000
F-RR	61691RAR7	1,000.00000000	0.00000000	4.22875454	0.00000000	0.00000000	0.00000000	0.00000000	4.22875454	1,000.00000000
G-RR	61691RAT3	1,000.00000000	0.00000000	4.22875502	0.00000000	0.00000000	0.00000000	0.00000000	4.22875502	1,000.00000000
H-RR	61691RAV8	1,000.00000000	0.00000000	3.45870200	0.77005272	22.79223903	0.00000000	0.00000000	3.45870200	1,000.00000000
V	61691RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691RAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691RAF3	986.32925951	0.00000000	0.70267740	0.00000000	0.00000000	0.00000000	0.00000000	0.70267740	985.80638639
X-B	61691RAG1	1,000.00000000	0.00000000	0.28507189	0.00000000	0.00000000	0.00000000	0.00000000	0.28507189	1,000.00000000
X-D	61691RBA3	1,000.00000000	0.00000000	1.72875462	0.00000000	0.00000000	0.00000000	0.00000000	1.72875462	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	31,776.06	0.00	31,776.06	0.00	0.00	0.00	31,776.06	0.00
A-2	09/01/21 - 09/30/21	30	0.00	114,574.25	0.00	114,574.25	0.00	0.00	0.00	114,574.25	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	115,376.83	0.00	115,376.83	0.00	0.00	0.00	115,376.83	0.00
A-3	09/01/21 - 09/30/21	30	0.00	404,300.00	0.00	404,300.00	0.00	0.00	0.00	404,300.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,268,447.37	0.00	1,268,447.37	0.00	0.00	0.00	1,268,447.37	0.00
X-A	09/01/21 - 09/30/21	30	0.00	391,928.16	0.00	391,928.16	0.00	0.00	0.00	391,928.16	0.00
X-B	09/01/21 - 09/30/21	30	0.00	29,245.24	0.00	29,245.24	0.00	0.00	0.00	29,245.24	0.00
A-S	09/01/21 - 09/30/21	30	0.00	249,302.95	0.00	249,302.95	0.00	0.00	0.00	249,302.95	0.00
B	09/01/21 - 09/30/21	30	0.00	155,275.52	0.00	155,275.52	0.00	0.00	0.00	155,275.52	0.00
C	09/01/21 - 09/30/21	30	0.00	151,626.23	0.00	151,626.23	0.00	0.00	0.00	151,626.23	0.00
X-D	09/01/21 - 09/30/21	30	0.00	44,947.62	0.00	44,947.62	0.00	0.00	0.00	44,947.62	0.00
D	09/01/21 - 09/30/21	30	0.00	65,000.00	0.00	65,000.00	0.00	0.00	0.00	65,000.00	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	66,949.64	0.00	66,949.64	0.00	0.00	0.00	66,949.64	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	88,448.63	0.00	88,448.63	0.00	0.00	0.00	88,448.63	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	33,694.72	0.00	33,694.72	0.00	0.00	0.00	33,694.72	0.00
H-RR	09/01/21 - 09/30/21	30	655,274.94	126,359.61	0.00	126,359.61	23,009.98	0.00	0.00	103,349.63	681,055.92
Totals			655,274.94	3,337,252.83	0.00	3,337,252.83	23,009.98	0.00	0.00	3,314,242.85	681,055.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,605,882.65
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,353,173.86	Master Servicing Fee	8,229.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,780.75
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	328.83
ARD Interest	0.00	Operating Advisor Fee	1,331.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	249.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,353,173.86	Total Fees	15,921.05

Principal		Expenses/Reimbursements
Scheduled Principal	291,639.80	Reimbursement for Interest on Advances	(46,933.21)
Unscheduled Principal Collections		ASER Amount	58,973.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,669.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,300.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	291,639.80	Total Expenses/Reimbursements	23,009.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,314,242.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	291,639.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,605,882.65
Total Funds Collected	3,644,813.66	Total Funds Distributed	3,644,813.68

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	789,180,998.12	789,180,998.12	Beginning Certificate Balance	789,180,998.10
(-) Scheduled Principal Collections	291,639.80	291,639.80	(-) Principal Distributions	291,639.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	788,889,358.32	788,889,358.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	789,602,539.38	789,602,539.38	Ending Certificate Balance	788,889,358.30
Ending Actual Collateral Balance	789,345,646.82	789,345,646.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	25	132,727,661.58	16.82%	82	5.2780	1.585163	1.40 or less	15	209,452,039.70	26.55%	86	5.2756	0.865368
10,000,001 to 20,000,000		15	228,511,453.48	28.97%	85	5.1546	1.666929	1.41 to 1.60	13	179,330,959.62	22.73%	85	5.2213	1.506401
20,000,001 to 30,000,000		10	252,276,436.00	31.98%	79	5.1660	2.096262	1.61 to 1.80	4	85,906,924.15	10.89%	82	4.3954	1.784096
30,000,001 to 40,000,000		3	110,373,807.26	13.99%	84	4.7596	1.780991	1.81 to 2.00	5	44,534,152.62	5.65%	85	5.0941	1.897794
40,000,001 to 55,000,000		0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	6	113,871,891.69	14.43%	70	5.0770	2.105329
	55,000,001 or greater	1	65,000,000.00	8.24%	86	4.8500	0.200000	2.21 or greater	11	155,793,390.54	19.75%	85	5.1245	2.572647
	Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559	Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	7,450,000.00	0.94%	86	5.4910	1.455436
							Industrial	5	82,520,000.00	10.46%	83	4.9778	2.272144
Arkansas	2	8,157,840.66	1.03%	55	5.5639	1.856421
							Lodging	24	152,077,710.58	19.28%	75	5.2071	1.902414
California	5	46,910,085.96	5.95%	86	5.0195	1.902087
							Mixed Use	10	25,861,509.88	3.28%	86	5.3182	1.100073
Colorado	1	3,225,000.00	0.41%	26	6.5650	1.544952
							Multi-Family	23	78,901,632.48	10.00%	86	5.2718	1.702790
Connecticut	2	17,575,344.26	2.23%	86	5.1098	1.310741
							Office	31	237,237,786.52	30.07%	86	5.2379	1.295381
Florida	1	60,000,000.00	7.61%	81	4.1212	1.800000
							Retail	16	192,404,116.15	24.39%	84	4.7632	1.815846
Georgia	12	65,841,251.25	8.35%	80	5.3465	1.687836
							Self Storage	6	19,886,601.70	2.52%	76	5.3833	1.680293
Illinois	27	38,574,450.00	4.89%	79	5.1830	1.413009
							Totals	115	788,889,358.32	100.00%	83	5.0987	1.685559
Indiana	5	22,211,601.70	2.82%	85	5.8030	1.302083
Louisiana	1	2,689,969.12	0.34%	86	5.2950	1.380000
Michigan	2	68,500,000.00	8.68%	86	4.8505	2.457883
Missouri	2	20,776,541.74	2.63%	86	5.0041	1.544148
Nevada	1	21,300,000.00	2.70%	86	5.2400	2.070000
New Jersey	1	14,900,000.00	1.89%	86	5.5230	1.380000
New York	3	40,000,000.00	5.07%	86	5.6150	1.413624
North Carolina	2	34,673,807.26	4.40%	86	5.7405	1.344408
Ohio	9	45,129,947.11	5.72%	65	5.2379	2.317401
Tennessee	3	70,458,636.00	8.93%	85	5.0806	2.513892
Texas	27	80,669,252.85	10.23%	85	5.0769	1.517999
Utah	1	5,826,118.55	0.74%	84	4.9200	2.720000
Virginia	2	26,369,511.85	3.34%	86	5.0049	1.559304
Washington	2	67,650,000.00	8.58%	86	4.8735	0.282262
Washington, DC	2	19,999,999.00	2.54%	85	4.9575	1.586530
Totals	115	788,889,358.32	100.00%	83	5.0987	1.685559

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	2	60,000,000.00	7.61%	81	4.1212	1.800000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	12	204,346,975.27	25.90%	86	4.8492	1.360638	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	40	524,542,383.05	66.49%	82	5.3076	1.799049	25 months to 36 months	52	728,889,358.32	92.39%	83	5.1791	1.676138
	Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559	37 months to 48 months	2	60,000,000.00	7.61%	81	4.1212	1.800000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	33,725,000.00	4.27%	26	5.4639	2.058398	Interest Only	19	374,319,999.00	47.45%	84	4.9065	1.636167
	61 months or greater	51	755,164,358.32	95.73%	85	5.0823	1.668908	300 months or less	2	22,767,141.01	2.89%	86	5.4111	1.847496
	Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559	357 months or greater	33	391,802,218.31	49.67%	81	5.2640	1.723337
								Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		18	265,320,073.02	33.63%	79	5.3652	1.601128				None
	12 months or less	32	446,116,625.52	56.55%	85	4.9521	1.660594
	13 months to 24 months	4	77,452,659.78	9.82%	85	5.0298	2.118580
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	788,889,358.32	100.00%	83	5.0987	1.685559
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30315402	OF	Kirkland	WA	Actual/360	4.850%	262,708.33	0.00	0.00	N/A	12/01/28	--	65,000,000.00	65,000,000.00	10/01/21
2A2C3	30315403	RT	Aventura	FL	Actual/360	4.121%	137,375.00	0.00	0.00	N/A	07/01/28	--	40,000,000.00	40,000,000.00	10/01/21
2A2C5	30315404				Actual/360	4.121%	68,687.50	0.00	0.00	N/A	07/01/28	--	20,000,000.00	20,000,000.00	10/01/21
3A3	30315405	LO	Nashville	TN	Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	09/06/21
3A4	30315406				Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	09/06/21
4	30315407	IN	Romulus	MI	Actual/360	4.630%	154,333.33	0.00	0.00	N/A	12/01/28	--	40,000,000.00	40,000,000.00	10/01/21
5A1	30315409	Various Various		NY	Actual/360	5.615%	116,979.17	0.00	0.00	N/A	12/06/28	--	25,000,000.00	25,000,000.00	10/06/21
5A2	30315457				Actual/360	5.615%	70,187.50	0.00	0.00	N/A	12/06/28	--	15,000,000.00	15,000,000.00	10/06/21
6	30315410	OF	Greensboro	NC	Actual/360	5.771%	146,255.40	37,990.49	0.00	N/A	12/06/28	--	30,411,797.75	30,373,807.26	09/06/20
7	30315411	IN	Groveport	OH	Actual/360	5.220%	127,237.50	0.00	0.00	N/A	12/06/28	--	29,250,000.00	29,250,000.00	10/06/21
8	30315412	OF	Troy	MI	Actual/360	5.160%	122,550.00	0.00	0.00	N/A	12/06/28	--	28,500,000.00	28,500,000.00	10/06/21
9	30315413	LO	Various	Various	Actual/360	5.271%	115,962.00	0.00	0.00	N/A	12/01/23	--	26,400,000.00	26,400,000.00	10/01/21
10	30315414	Various Various		TX	Actual/360	5.045%	109,728.75	0.00	0.00	N/A	12/06/28	--	26,100,000.00	26,100,000.00	10/06/21
11	30315415	RT	Alexandria	VA	Actual/360	5.004%	101,139.55	34,577.06	0.00	N/A	12/01/28	--	24,254,088.91	24,219,511.85	10/01/21
12	30315416	RT	Various	TX	Actual/360	5.010%	89,920.84	31,001.57	0.00	N/A	10/06/28	--	21,537,925.72	21,506,924.15	10/06/21
13	30315417	MF	LasVegas	NV	Actual/360	5.240%	93,010.00	0.00	0.00	N/A	12/01/28	--	21,300,000.00	21,300,000.00	10/01/21
14	30315418	RT	Washington	DC	Actual/360	4.957%	82,625.00	0.00	0.00	N/A	11/06/28	--	19,999,999.00	19,999,999.00	10/06/21
15	30315419	RT	Alcoa	TN	Actual/360	5.200%	84,500.00	0.00	0.00	N/A	12/06/28	--	19,500,000.00	19,500,000.00	10/06/21
16	30315420	Various Chicago		IL	Actual/360	4.990%	78,779.62	0.00	0.00	N/A	11/06/28	--	18,945,000.00	18,945,000.00	10/06/21
17	30315421	LO	Various	GA	Actual/360	5.500%	73,573.53	30,514.30	0.00	N/A	12/06/28	--	16,052,405.99	16,021,891.69	10/06/21
18	30315422	MF	Indianapolis	IN	Actual/360	5.980%	79,733.33	0.00	0.00	N/A	11/06/28	--	16,000,000.00	16,000,000.00	06/06/21
19	30315424	OF	Bridgewater	NJ	Actual/360	5.523%	68,577.25	0.00	0.00	N/A	12/06/28	--	14,900,000.00	14,900,000.00	10/06/21
20	30315425	OF	Greenwich	CT	Actual/360	5.140%	60,705.12	19,742.90	0.00	N/A	12/01/28	--	14,172,402.68	14,152,659.78	10/01/21
21	30315426	RT	Stockton	CA	Actual/360	5.170%	57,434.82	16,263.88	0.00	N/A	12/01/28	--	13,331,100.52	13,314,836.64	10/01/21
22	30315427	LO	LosAngeles	CA	Actual/360	4.893%	54,230.75	0.00	0.00	N/A	01/01/29	--	13,300,000.00	13,300,000.00	10/01/21
23	30315428	LO	Atlanta	GA	Actual/360	5.343%	56,346.85	17,027.25	0.00	N/A	12/06/28	--	12,655,104.13	12,638,076.88	10/06/21
24	30315429	MF	KansasCity	MO	Actual/360	5.020%	52,291.67	0.00	0.00	N/A	12/01/28	--	12,500,000.00	12,500,000.00	10/01/21
25	30315430	RT	Houston	TX	Actual/360	4.847%	46,349.44	0.00	0.00	N/A	12/06/28	--	11,475,000.00	11,475,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30315431	LO	Atlanta	GA	Actual/360	5.343%	47,991.23	14,502.30	0.00	N/A	12/06/28	--	10,778,491.79	10,763,989.49	10/06/21
27	30315432	LO	Houston	TX	Actual/360	5.180%	42,732.35	12,055.25	0.00	N/A	12/01/28	--	9,899,384.97	9,887,329.72	10/01/21
28	30315433	MU	Chicago	IL	Actual/360	5.240%	40,610.00	0.00	0.00	N/A	12/01/28	--	9,300,000.00	9,300,000.00	10/01/21
29	30315434	IN	Marietta	GA	Actual/360	5.360%	37,966.67	0.00	0.00	N/A	11/06/28	--	8,500,000.00	8,500,000.00	10/06/21
30	30315435	MF	KansasCity	MO	Actual/360	4.980%	34,393.85	11,132.15	0.00	N/A	12/01/28	--	8,287,673.89	8,276,541.74	10/01/21
31	30315436	RT	Centerville	UT	Actual/360	4.920%	23,922.04	8,526.48	0.00	N/A	10/01/28	--	5,834,645.03	5,826,118.55	10/01/21
32	30315437	Various Various		Various	Actual/360	5.030%	8,047.99	2,725.14	0.00	N/A	12/01/28	--	1,919,997.13	1,917,271.99	10/01/21
33	30315438	OF	LosAngeles	CA	Actual/360	4.850%	30,312.50	0.00	0.00	N/A	12/01/28	--	7,500,000.00	7,500,000.00	10/01/21
34	30315439	RT	SantaAna	CA	Actual/360	5.200%	29,316.66	20,133.31	0.00	N/A	12/01/28	--	6,765,382.63	6,745,249.32	10/01/21
35	30315440	LO	Lubbock	TX	Actual/360	5.578%	33,932.83	0.00	0.00	N/A	12/01/28	--	7,300,000.00	7,300,000.00	10/01/21
36	30315441	MU	Chicago	IL	Actual/360	5.615%	30,180.62	0.00	0.00	N/A	11/01/28	--	6,450,000.00	6,450,000.00	10/01/21
37	30315442	SS	Various	IN	Actual/360	5.347%	27,710.59	7,346.06	0.00	N/A	12/06/28	--	6,218,947.76	6,211,601.70	10/06/21
38	30315443	SS	SantaRosa	CA	Actual/360	4.975%	25,082.29	0.00	0.00	N/A	12/01/28	--	6,050,000.00	6,050,000.00	10/01/21
39	30315444	LO	Alpharetta	GA	Actual/360	5.343%	25,709.59	7,769.09	0.00	N/A	12/06/28	--	5,774,191.89	5,766,422.80	10/06/21
40	30315445	MF	Smyrna	GA	Actual/360	4.980%	18,916.35	6,524.65	0.00	N/A	12/01/28	--	4,558,156.15	4,551,631.50	10/01/21
41	30315446	SS	CollegeStation	TX	Actual/360	5.130%	18,810.00	0.00	0.00	N/A	12/06/28	--	4,400,000.00	4,400,000.00	10/06/21
42	30315447	OF	WinstonSalem	NC	Actual/360	5.525%	19,797.92	0.00	0.00	N/A	11/06/28	--	4,300,000.00	4,300,000.00	10/06/21
43	30315448	MU	Phoenix	AZ	Actual/360	5.418%	19,188.75	0.00	0.00	N/A	12/06/28	--	4,250,000.00	4,250,000.00	10/06/21
44	30315449	RT	Paragould	AR	Actual/360	5.285%	17,895.87	5,554.13	0.00	N/A	11/01/28	--	4,063,394.79	4,057,840.66	10/01/21
45	30315450	IN	Harrison	AR	Actual/360	5.840%	19,953.33	0.00	0.00	N/A	12/06/23	--	4,100,000.00	4,100,000.00	10/06/21
46	30315451	OF	Norwalk	CT	Actual/360	4.985%	14,237.51	4,599.56	0.00	N/A	12/01/28	--	3,427,284.04	3,422,684.48	10/01/21
47	30315452	SS	GrandJunction	CO	Actual/360	6.565%	17,643.44	0.00	0.00	N/A	12/06/23	--	3,225,000.00	3,225,000.00	10/06/21
48	30315453	OF	Phoenix	AZ	Actual/360	5.588%	14,901.33	0.00	0.00	N/A	12/06/28	--	3,200,000.00	3,200,000.00	10/06/21
49	30315454	MF	NewOrleans	LA	Actual/360	5.295%	11,885.61	3,654.23	0.00	N/A	12/01/28	--	2,693,623.35	2,689,969.12	10/01/21
50	30315455	RT	Puyallup	WA	Actual/360	5.450%	12,035.42	0.00	0.00	N/A	12/01/28	--	2,650,000.00	2,650,000.00	10/01/21
51	30315456	RT	Manassas	VA	Actual/360	5.015%	8,985.21	0.00	0.00	N/A	12/01/28	--	2,150,000.00	2,150,000.00	10/01/21
Totals							3,353,173.86	291,639.80	0.00				789,180,998.12	788,889,358.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	815,455.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2C3	115,600,112.20	133,475,803.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2C5	115,600,112.20	133,475,803.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	--	--	--	0.00	0.00	104,791.67	104,791.67	0.00	0.00
3A4	0.00	0.00	--	--	--	0.00	0.00	104,791.67	104,791.67	0.00	0.00
4	7,506,103.23	7,432,020.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	2,676,108.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	2,676,108.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,306,118.16	0.00	--	--	07/12/21	12,273,335.67	387,314.77	124,851.82	2,040,616.17	527,086.24	0.00
7	3,990,545.25	4,065,009.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,317,240.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,672,138.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,568,207.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,730,869.13	2,411,009.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,230,975.57	2,647,629.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	536,511.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,469,187.59	0.00	--	--	--	0.00	0.00	79,512.00	323,977.80	0.00	0.00
19	2,436,931.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,280,516.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,473,961.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	129,668.40	66,867.92	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	917,449.48	1,022,709.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	838,298.09	232,879.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	570,059.96	442,998.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	430,871.96	943,523.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	334,452.16	222,053.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,134,712.32	1,242,871.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,628,940.06	1,517,365.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,183,822.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	741,873.13	1,041,122.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	893,631.14	853,880.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	278,305.00	989,535.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	651,834.75	448,384.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	669,050.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	558,461.63	640,645.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(71,943.49)	(91,618.34)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	620,656.16	598,823.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	370,003.79	411,514.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	469,864.93	514,970.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	890,526.12	1,161,927.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	447,761.26	493,447.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	524,543.06	522,617.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	364,125.98	437,636.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	917,601.80	980,393.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	283,385.80	193,199.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	590,736.20	671,292.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	339,671.52	346,881.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	268,648.38	272,762.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	299,864,216.29	299,685,961.83				12,273,335.67	387,314.77	413,947.16	2,574,177.31	527,086.24	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	46,373,807.26	1	30,373,807.26	0	0.00	0	0.00	0	0.00	0	0.00	5.098657%	5.074446%	83
09/17/21	0	0.00	1	16,000,000.00	1	30,411,797.75	1	30,411,797.75	0	0.00	0	0.00	0	0.00	0	0.00	5.098715%	5.074506%	84
08/17/21	1	16,000,000.00	0	0.00	1	30,444,749.30	1	30,444,749.30	0	0.00	0	0.00	0	0.00	0	0.00	5.098766%	5.074559%	85
07/16/21	0	0.00	0	0.00	1	30,477,537.91	1	30,477,537.91	0	0.00	0	0.00	0	0.00	0	0.00	5.098816%	5.074611%	86
06/17/21	0	0.00	0	0.00	3	80,515,031.93	1	30,515,031.93	0	0.00	0	0.00	0	0.00	0	0.00	5.098873%	5.074670%	87
05/17/21	0	0.00	0	0.00	3	80,547,473.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098923%	5.074722%	88
04/16/21	0	0.00	0	0.00	4	93,884,632.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.098980%	5.074781%	89
03/17/21	0	0.00	0	0.00	4	93,916,729.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099029%	5.074832%	90
02/18/21	0	0.00	0	0.00	4	93,963,340.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099098%	5.074904%	91
01/15/21	0	0.00	0	0.00	4	93,995,048.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099147%	5.074955%	92
12/17/20	0	0.00	1	30,726,599.59	3	63,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099195%	5.075005%	93
11/18/20	1	30,762,901.56	0	0.00	3	63,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.099246%	5.075057%	94
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A3	30315405	09/06/21	0	B	104,791.67	104,791.67	0.00	25,000,000.00	06/12/20	9
3A4	30315406	09/06/21	0	B	104,791.67	104,791.67	0.00	25,000,000.00	06/12/20	9
6	30315410	09/06/20	12	6	124,851.82	2,040,616.17	3,973,831.27	30,830,095.76	07/13/20	2		03/17/21
18	30315422	06/06/21	3	3	79,512.00	323,977.80	0.00	16,000,000.00	06/30/21	2
Totals					413,947.16	2,574,177.31	3,973,831.27	96,830,095.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		33,725,000	33,725,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		755,164,358	708,790,551	16,000,000		30,373,807

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	788,889,358	742,515,551	0	0	16,000,000	30,373,807
Sep-21	789,180,998	742,769,200	0	16,000,000	0	30,411,798
Aug-21	789,441,853	742,997,104	16,000,000	0	0	30,444,749
Jul-21	789,701,534	759,223,996	0	0	0	30,477,538
Jun-21	789,989,634	709,474,602	0	0	50,000,000	30,515,032
May-21	790,246,847	709,699,374	0	0	80,547,473	0
Apr-21	790,532,570	696,647,937	0	0	93,884,632	0
Mar-21	790,787,338	696,870,609	0	0	93,916,729	0
Feb-21	791,130,221	697,166,880	0	0	93,963,341	0
Jan-21	791,382,297	697,387,248	0	0	93,995,049	0
Dec-20	791,633,237	697,606,638	0	30,726,600	63,300,000	0
Nov-20	791,878,691	697,815,789	30,762,902	0	63,300,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A3	30315405	25,000,000.00	25,000,000.00	189,300,000.00	05/01/21	17,926,811.00	2.53000	12/31/19	10/06/28	I/O
3A4	30315406	25,000,000.00	25,000,000.00	189,300,000.00	05/01/21	17,926,811.00	2.53000	12/31/19	10/06/28	I/O
6	30315410	30,373,807.26	30,830,095.76		03/01/21	3,112,295.00	1.27000	--	12/06/28	325
18	30315422	16,000,000.00	16,000,000.00	48,700,000.00	05/18/18	3,264,516.78	1.30000	--	11/06/28	325
Totals		96,373,807.26	96,830,095.76	427,300,000.00		42,230,433.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3A3	30315405	LO	TN	06/12/20	9
	8/10/2021 - Loan assumption closed on 6/17/2021, with closing proceeds sufficient to bring the loan payment current.					Loan is now in monitoring period, with an expected return to MS date of September 2021.

3A4	30315406	Various	Various	06/12/20	9
	8/10/2021 - Loan assumption closed on 6/17/2021, with closing proceeds sufficient to bring the loan payment current.					Loan is now in monitoring period, with an expected return to MS date of September 2021.

6	30315410	OF	NC	07/13/20	2

10/12/2021 - The Loan transferred to special servicing effective July 13, 2020 due to Borrower''s inability to satisfy a TI obligation for a tenant. The collateral is Class A CBD office building located in Greensboro, NC. The Lender is moving forward wit h enforcing its rights and remedies as outlined in the loan documents. The Borrower agreed to a Consent Order for a Receiver. The Receiver was appointed November 2, 2020. Counsel is preparing for the foreclosure sale in

4Q2021.

18	30315422	MF	IN	06/30/21	2

10/12/2021 - The loan was transferred to the SS on 6/29 due to severe, unaddressed property condition issues resulting in multiple citations, potential loss of utility services in connection with an unpaid $1.2mm utility bill, the loss of the property''s tax exempt status and numerous life safety concerns. The SS, in cooperation with the Indiana State Attorney General''s office, has initiated foreclosure and is seeking the appointment of a receiver. The parties attended a hearing for the appointment of a rece

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30315421	16,448,435.06	5.50000%	16,448,435.06 5.50000%		8	07/16/20	07/16/20	08/10/20
Totals		16,448,435.06		16,448,435.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A3	0.00	0.00	0.00	0.00	650.35	0.00	0.00	0.00	(24,164.38)	0.00	0.00	0.00
3A4	0.00	0.00	0.00	0.00	650.35	0.00	0.00	0.00	(24,164.38)	0.00	0.00	0.00
6	0.00	0.00	6,335.79	0.00	0.00	58,973.37	0.00	0.00	1,309.24	0.00	0.00	0.00
18	0.00	0.00	3,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	86.31	0.00	0.00	0.00
Total	0.00	0.00	9,669.12	0.00	1,300.70	58,973.37	0.00	0.00	(46,933.21)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,009.98

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27